Note 18 - Revenue Recognition - Non-interest Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues		$ 1,232	$ 1,090	$ 1,102
Gain on sale of loans	[1]	1,870	13,468	24,139
Net securities gains (losses)	[1]	(114)	(16)	289
Change in fair value of mortgage servicing rights	[1]	437	295	(293)
Increase in cash surrender value of life insurance	[1]	1,166	402	368
Net loan servicing fees	[1]	550	512	262
Other non-interest income (expense)		2,545	(631)	(700)
Total non-interest income		9,954	17,346	27,000
Deposit Account [Member]
Revenues		1,232	1,090	1,102
Credit and Debit Card [Member]
Revenues		1,788	1,806	1,514
Investment Advisory, Management and Administrative Service [Member]
Revenues		$ 480	$ 420	$ 319

[1]	Not within the scope of ASC 606